Intangible Assets - Amount of Other Intangible Assets and the Changes in the Carrying Amounts of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Beginning balance	$ 130
Amortization	(97)	(162)	(227)
Intangible Assets, Ending balance	33	130
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Beginning balance	130	292	519
Amortization	(97)	(162)	(227)
Intangible Assets, Ending balance	$ 33	$ 130	$ 292